Current Accounts and Other Demand Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current Accounts and Other Demand Deposits [abstract]
Current accounts	$ 8,951,527	$ 7,725,465
Other demand deposits	1,662,950	1,143,414
Other deposits and accounts	711,656	715,609
Total	$ 11,326,133	$ 9,584,488